SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022	Feb. 29, 2016
Accounts receivable, net	$ 1,631,000		$ 1,631,000		$ 1,977,000
Revenue	20,974,000	$ 26,947,000	66,522,000	$ 55,221,000
Bank Deposits	15,800,000		15,800,000
Restricted Cash	1,500		1,500
Deferred rent	2,040,000		2,040,000		1,573,000
Reclassifications from prepaid expenses and other current assets to inventory						$ 137,000
Operating lease, Right-of-use asset									$ 16,000,000
Finance lease, right-of-use asset									$ 18,000,000
Nogin Inc [Member]
Right to recover products from customers receivable current	326,000		326,000		532,000
Accounts receivable, net					1,977,000	4,027,000
Revenue					101,348,000	45,517,000	$ 40,954,000
Allowance For Doubtful Accounts Receivable	425,000		425,000		406,000	428,000	379,000
Reserve For Return On Goods To Customers					1,839,000	598,000	$ 350,000	$ 700,000
Nogin Inc [Member] | Other Current Liabilities [Member]
Deferred rent					$ 1,600,000	$ 300,000
Nogin Inc [Member] | Latest Tax Year [Member]
Open tax year					2018	2018
Nogin Inc [Member] | Earliest Tax Year [Member]
Open tax year					2017	2017
Nogin Inc [Member] | Corporate Joint Venture [Member] | MOD Cloth Partners LLC [Member]
Percentage of ownership interest in unconsolidated affiliates					50.00%
Nogin Inc [Member] | Corporate Joint Venture [Member] | IPCO Holdings LLC [Member]
Percentage of ownership interest in unconsolidated affiliates						50.00%
Nogin Inc [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Major Supplier One [Member]
Concentration risk percentage					17.00%	16.00%
Purchases					$ 9,500,000	$ 4,500,000
Nogin Inc [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Major Supplier Two [Member]
Concentration risk percentage					12.00%	15.00%
Purchases					$ 6,400,000	$ 4,200,000
Nogin Inc [Member] | Major Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounts receivable, net	700,000		$ 700,000		$ 1,100,000	$ 1,400,000
Concentration risk percentage			8.00%		15.00%	45.00%
Nogin Inc [Member] | Major Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage			32.00%	25.00%	10.00%	13.00%
Revenue			$ 21,300,000	$ 14,100,000	$ 9,900,000	$ 6,000,000
Nogin Inc [Member] | Major Customer One [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage			12.00%	17.00%
Purchases			$ 8,000,000	$ 5,500,000
Nogin Inc [Member] | Major Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounts receivable, net	$ 7,700,000		$ 7,700,000		$ 5,400,000	$ 1,000,000
Concentration risk percentage			80.00%		73.00%	30.00%
Nogin Inc [Member] | Major Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage			14.00%	19.00%	22.00%	14.00%
Revenue			$ 9,600,000	$ 10,800,000	$ 22,200,000	$ 6,500,000
Nogin Inc [Member] | Major Customer Two [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage			10.00%	13.00%
Purchases			$ 6,800,000	$ 4,000,000
Nogin Inc [Member] | Major Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage			9.00%	13.00%	30.00%	14.00%
Revenue			$ 6,200,000	$ 7,100,000	$ 30,400,000	$ 6,300,000
Nogin Inc [Member] | Major Customer Three [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage			9.00%	9.00%
Purchases			$ 6,300,000	$ 2,800,000
Nogin Inc [Member] | Revolving Credit Facility [Member]
Line of credit remaining borrowing capacity					$ 4,700,000
Line of credit expiry date					Jun. 30, 2023
Maximum [Member] | Nogin Inc [Member]
Credit period given to customers					60 days	60 days
Maximum [Member] | Nogin Inc [Member] | Software Development [Member]
Finite intangible asset useful life					5 years	5 years
Minimum [Member] | Nogin Inc [Member]
Credit period given to customers					7 days	7 days
Minimum [Member] | Nogin Inc [Member] | Software Development [Member]
Finite intangible asset useful life					1 year	1 year